Document and Entity Information	Aug. 14, 2023
Cover [Abstract]
Entity Registrant Name	PATTERSON UTI ENERGY INC
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Patterson-UTI Energy, Inc., a Delaware corporation (“Patterson-UTI”), to amend and supplement its Current Reports on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on August 14, 2023 (the “August Form 8-K”) and September 1, 2023 (the “September Form 8-K” and, together with the August Form 8-K, the “Prior Forms 8-K”). As previously disclosed in the August Form 8-K, on August 14, 2023, Patterson-UTI completed the acquisition of BEP Diamond Holdings Corp., a Delaware corporation (“Ulterra”), from BEP Diamond Topco L.P., a Delaware limited partnership, as sole stockholder of Ulterra (“Ulterra Parent”). As previously disclosed in the September Form 8-K, on September 1, 2023, Patterson-UTI completed the merger with NexTier Oilfield Solutions Inc., a Delaware corporation (“NexTier”). Patterson-UTI is filing this Amendment solely to supplement Item 9.01 of the Prior Forms 8-K to file (i) the audited consolidated financial statements of NexTier as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020, (ii) the unaudited condensed consolidated financial statements of NexTier as of June 30, 2023 and for the six months ended June 30, 2023 and 2022, (iii) the audited consolidated financial statements of Ulterra Parent as of December 31, 2022 and for the year ended December 31, 2022, (iv) the unaudited condensed consolidated financial statements of Ulterra Parent as of June 30, 2023 and for the six months ended June 30, 2023, and (v) the unaudited pro forma condensed combined financial data of Patterson-UTI as of June 30, 2023 and for the six months ended June 30, 2023 and for the year ended December 31, 2022. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Prior Forms 8-K.
Entity Central Index Key	0000889900
Document Type	8-K/A
Document Period End Date	Aug. 14, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-39270
Entity Tax Identification Number	75-2504748
Entity Address, Address Line One	10713 W. Sam Houston Pkwy N
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	765-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	PTEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false